Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Loss Contingencies [Line Items]
Rental expense	$ 42,000	$ 44,000	$ 85,000	$ 90,000